PGOF-P8 07/24

Statutory Prospectus Supplement	July 8, 2024

George Putnam Balanced Fund

Putnam BDC Income ETF

Putnam BioRevolutionTM ETF

Putnam Convertible Securities Fund

Putnam Core Equity Fund

Putnam Emerging Markets Equity Fund

Putnam Emerging Markets Ex-China ETF

Putnam Focused Equity Fund

Putnam Focused International Equity Fund

Putnam Focused Large Cap Growth ETF

Putnam Focused Large Cap Value ETF

Putnam Global Health Care Fund

Putnam Global Technology Fund

Putnam International Capital Opportunities Fund

Putnam International Equity Fund

Putnam International Value Fund

Putnam Large Cap Growth Fund

Putnam Large Cap Value Fund

Putnam Research Fund

Putnam Small Cap Growth Fund

Putnam Small Cap Value Fund

Putnam Sustainable Future ETF

Putnam Sustainable Future Fund

Putnam Sustainable Leaders ETF

Putnam Sustainable Leaders Fund

Putnam VT Core Equity Fund

Putnam VT Emerging Markets Equity Fund

Putnam VT Focused International Equity Fund

Putnam VT George Putnam Balanced Fund

Putnam VT Global Health Care Fund

Putnam VT International Equity Fund

Putnam VT International Value Fund

Putnam VT Large Cap Growth Fund

Putnam VT Large Cap Value Fund

Putnam VT Research Fund

Putnam VT Small Cap Growth Fund

Putnam VT Small Cap Value Fund

Putnam VT Sustainable Future Fund

Putnam VT Sustainable Leaders Fund

Effective July 15, 2024 (the “Effective Date”), Franklin Advisers, Inc. (“Franklin Advisers”) will be retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the above-listed Putnam funds (each, a “fund” and together, the “funds”) pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Also as of the Effective Date, fixed income investment personnel of Putnam Management will become employees of Franklin Advisers, continuing their integration with the broader fixed income investment teams of Franklin Advisers that they have been part of since the closing of Franklin Resources’ acquisition of Putnam Management on January 1, 2024. The retention of Franklin Advisers as sub-adviser to the funds is intended to allow those fixed income personnel, as employees of Franklin Advisers, to continue to provide certain advisory and related services that they had historically provided to the funds.

Putnam Management will continue to serve as each fund’s investment adviser, and Putnam Investments Limited and The Putnam Advisory Company, LLC will continue to serve as sub-advisers to the applicable funds, as disclosed in each fund’s current prospectus.

In connection with the foregoing, the following changes are made in each fund’s prospectus as of the Effective Date:

•	In the sub-section Your fund’s management – Sub-advisor or Sub-advisors, as applicable, in the section Fund summary or Fund summaries, as applicable, Franklin Advisers, Inc. is added to the list of sub-advisors.
•	For Putnam Convertible Securities Fund, the following disclosure is added in the sub-section The fund’s investment manager in the section Who oversees and manages the fund?:

Putnam Management has also retained its affiliate, Franklin Advisers, to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management (the “portfolio management services”) and to provide certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Putnam Management (and not the fund) will pay a monthly fee to Franklin Advisers for its services equal to 50% of the “net investment advisory fee” payable by the fund to Putnam Management. For the purposes of this calculation, the net investment advisory fee is defined to equal: (i) 96% of an amount equal to the total investment management fees payable to Putnam Management minus any fund fees and/or expenses waived or reimbursed by Putnam Management, minus (ii) any fees payable by Putnam Management to the fund’s sub-administrator for administrative services. With respect to the other services, Putnam Management (and not the fund) will pay a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing the other services to the fund, which may include a mark-up determined and revised from time-to-time in accordance with Franklin Resources’ transfer pricing policy, in line with applicable tax/transfer pricing regulations, but not to exceed 15% over such costs. Franklin Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. and is a global investment management organization based in California, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403.

The basis for the Trustees' approval of the fund's contractual arrangements described above will be discussed in the fund's next Form N-CSR filed with the SEC.

•	For George Putnam Balanced Fund and Putnam VT George Putnam Balanced Fund, the following disclosure is added in the sub-section The fund’s investment manager or The funds’ investment manager, as applicable, in the section Who oversees and manages the fund? or Who oversees and manages the funds?, as applicable:

Putnam Management has also retained its affiliate, Franklin Advisers, to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management (the “portfolio management services”) and to provide certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Putnam Management (and not the fund) will pay a monthly fee to Franklin Advisers for its services equal to 35% of the “net investment advisory fee” payable by the fund to Putnam Management. For the purposes of this calculation, the net investment advisory fee is defined to equal: (i) 96% of an amount equal to the total investment management fees payable to Putnam Management minus any fund fees and/or expenses waived or reimbursed by Putnam Management, minus (ii) any fees payable by Putnam Management to the fund’s sub-administrator for administrative services. With respect to the other services, Putnam Management (and not the fund) will pay a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing the other services to the fund, which may include a mark-up determined and revised from time-to-time in accordance with Franklin Resources’ transfer pricing policy, in line with applicable tax/transfer pricing regulations, but not to exceed 15% over such costs. Franklin Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. and is a global investment management organization based in California, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403.

The basis for the Trustees' approval of the fund's contractual arrangements described above will be discussed in the fund's next Form N-CSR filed with the SEC.

•	For each mutual fund listed above except Putnam Convertible Securities Fund, George Putnam Balanced Fund, and Putnam VT George Putnam Balanced Fund, the following disclosure is added in the sub-section The fund’s investment manager or The funds’ investment manager, as applicable, in the section Who oversees and manages the fund? or Who oversees and manages the funds?, as applicable:

Putnam Management has also retained its affiliate, Franklin Advisers, to provide certain advisory and related services. Putnam Management (and not the fund) will pay a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up determined and revised from time-to-time in accordance with Franklin Resources’ transfer pricing policy, in line with applicable tax/transfer pricing regulations, but not to exceed 15% over such costs. Franklin Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. and is a global investment management organization based in California, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403.

The basis for the Trustees' approval of the fund's contractual arrangements described above will be discussed in the fund's next Form N-CSR filed with the SEC.

•	For each exchange-traded fund listed above, the following disclosure is added in the sub-section Investment manager in the section Fund management:

Putnam Management has also retained its affiliate, Franklin Advisers, to provide certain advisory and related services. Putnam Management (and not the fund) will pay a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up determined and revised from time-to-time in accordance with Franklin Resources’ transfer pricing policy, in line with applicable tax/transfer pricing regulations, but not to exceed 15% over such costs. Franklin Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. and is a global investment management organization based in California, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403.

The basis for the Trustees' approval of the fund's contractual arrangements described above will be discussed in the fund's next Form N-CSR filed with the SEC.

Shareholders should retain this Supplement for future reference.